Certain Relationships And Related Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Certain Relationships And Related Party Transactions [Abstract]
Management fee, rate per year	$ 15.0
Management fees	$ 4.1	$ 4.0